FAIR VALUE MEASUREMENTS 5 (Details) (USD $)	3 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2014
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value measurement percentage, of level two hierarchy, for Rockies Express	100.00%		67.00%
Investment in Energia Sierra Juarez	$ 26,000,000	[1]
Investment in Rockies Express					369,000,000	[2]
Fair Value Measurement Percentage Of Level Three Hierarchy For Joint Ventures			33.00%
Equity Method Investments [Member] | Market Approach Valuation Technique [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Investment in Energia Sierra Juarez							25,000,000
Investment in Rockies Express							$ 340,000,000
Equity Method Investments [Member] | Market Approach Valuation Technique [Member] | Level 2 | Sixty Seven Percent [Member] | Stated [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, equity sale offer price			100.00%
Equity Method Investments [Member] | Market Approach Valuation Technique [Member] | Level 2 | One Hundred Percent [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, equity sale offer price	100.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption			78.00%	[3]
Fair value inputs, operating and maintenance escalation rate			1.00%
Fair value inputs, forecasted interest rate on debt to be refinanced			10.00%
Fair value inputs, discount rate			10.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption			6.00%	[3]
Fair value inputs, operating and maintenance escalation rate			0.00%
Fair value inputs, forecasted interest rate on debt to be refinanced			5.00%
Fair value inputs, discount rate			8.00%

[1]
At measurement date of July 16, 2014. At December 31, 2014, our investment in Energía Sierra Juárez had a carrying value of $25 million, reflecting subsequent equity method activity to record distributions and earnings.

[2]
At measurement date of September 30, 2012. At December 31, 2014, our investment in Rockies Express had a carrying value of $340 million, reflecting subsequent equity method activity to record distributions and earnings.

[3]	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.